Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1.
Document Period End Date	Mar. 31, 2015
Trading Symbol	RXII
Entity Registrant Name	RXi Pharmaceuticals Corp
Entity Central Index Key	0001533040
Entity Filer Category	Smaller Reporting Company